Net Income (Loss) Per Share - Schedule of Net Income (Loss) Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Earnings Per Share [Abstract]
Net Income (Loss) Attributable to Parent	$ (2,913)	$ (35,407)	$ 25,194	$ (63,489)
Interest on Convertible Debt, Net of Tax	0	0	0	0
Dilutive Impact of Stock-Based Awards	0	0	0	0
Net Income (Loss) Attributable to Parent, Diluted	$ (2,913)	$ (35,407)	$ 25,194	$ (63,489)
Weighted Average Number of Shares Outstanding, Basic	102,307,273	101,107,371	102,090,921	101,034,362
Incremental Common Shares Attributable to Dilutive Effect of Conversion of Debt Securities	0	0	0	0
Incremental Common Shares Attributable to Dilutive Effect of Share-based Payment Arrangements	0	0	558,053	0
Weighted Average Number of Shares Outstanding, Diluted	102,307,273	101,107,371	102,648,974	101,034,362
Income (loss) per common share
• Basic income (loss) attributable to shareholders of Teekay Corporation	$ (0.03)	$ (0.35)	$ 0.25	$ (0.63)
• Diluted income (loss) attributable to shareholders of Teekay Corporation	$ (0.03)	$ (0.35)	$ 0.25	$ (0.63)